UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Premier Third Century Fund, Inc.
August 31, 2006 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Cyclical--10.3%
Bed Bath & Beyond	77,100 a,b	2,600,583
Coach	104,800 b	3,163,912
Costco Wholesale	78,800	3,687,052
Darden Restaurants	68,700	2,431,980
Home Depot	207,900	7,128,891
Lowe's Cos.	84,600	2,289,276
Nordstrom	102,900 a	3,843,315
Office Depot	62,500 b	2,302,500
Target	109,400	5,293,866
TJX Cos.	111,700	2,987,975
		35,729,350
Consumer Goods--1.2%
Mattel	223,500	4,210,740
Consumer Staples--8.8%
Avon Products	73,100	2,098,701
General Mills	56,200	3,047,726
Kimberly-Clark	65,600	4,165,600
PepsiCo	200,900	13,114,752
Procter & Gamble	126,500	7,830,350
		30,257,129
Financial--14.2%
American Express	103,100	5,416,874
Bank of America	132,900	6,840,363
Capital One Financial	76,000	5,555,600
CIT Group	39,500	1,779,870
Genworth Financial, Cl. A	76,000	2,616,680
Goldman Sachs Group	42,800	6,362,220
Hartford Financial Services Group	32,200	2,764,692
Lincoln National	37,300	2,264,110
National City	57,600	1,991,808
NYSE Group	41,000 a,b	2,431,300
SLM	50,300	2,441,059
St. Paul Travelers Cos.	68,300	2,998,370
SunTrust Banks	30,300	2,314,920
U.S. Bancorp	100,100	3,210,207
		48,988,073
Health Care--17.6%
Aetna	82,600	3,078,502
Alcon	27,200	3,203,888
Amgen	57,000 b	3,872,010
Baxter International	100,100	4,442,438
Becton, Dickinson & Co.	66,900	4,662,930
Genzyme	76,000 b	5,033,480
Gilead Sciences	59,500 b	3,772,300
Johnson & Johnson	250,500	16,197,330
Novartis, ADR	105,500	6,026,160
Quest Diagnostics	54,400	3,496,832
WellPoint	90,300 b	6,990,123
		60,775,993
Industrial--9.8%
Burlington Northern Santa Fe	38,200	2,557,490

C.H. Robinson Worldwide	49,800	2,281,836
Eaton	40,000	2,660,000
Emerson Electric	107,400	8,822,910
Manpower	72,100	4,261,831
Rockwell Automation	48,000	2,706,240
Rockwell Collins	72,400	3,795,932
United Technologies	108,400	6,797,764
		33,884,003
Information Services--9.4%
Accenture, Cl. A	94,200	2,793,972
Equifax	74,800	2,377,892
Google, Cl. A	14,000 b	5,299,420
McGraw-Hill Cos.	73,200	4,092,612
Moody's	65,100	3,982,818
NAVTEQ	59,600 b	1,582,976
News, Cl. B	350,500 a	6,964,435
VeriSign	77,300 b	1,564,552
Walt Disney	132,400	3,925,660
		32,584,337
Materials--3.2%
3M	52,100	3,735,570
Air Products & Chemicals	39,700	2,631,713
Ecolab	105,900	4,721,022
		11,088,305
Oil & Gas Producers--4.4%
Anadarko Petroleum	87,700	4,114,007
ENSCO International	52,100	2,328,349
Pioneer Natural Resources	75,700	3,157,447
Todco	62,600 a	2,318,078
XTO Energy	71,800 a	3,286,286
		15,204,167
Technology--19.1%
Cisco Systems	452,700 b	9,954,873
Danaher	57,000	3,778,530
Dell	143,500 b	3,235,925
EMC/Massachusetts	187,200 b	2,180,880
Intel	232,100	4,535,234
International Business Machines	104,600	8,469,462
Microsoft	576,300	14,805,147
Motorola	116,800	2,730,784
National Semiconductor	118,100	2,868,649
Qualcomm	172,300 a	6,490,541
Texas Instruments	210,700	6,866,713
		65,916,738
Telecommunications--.8%
Qwest Communications International	317,400 a,b	2,796,294
Utilities--.7%
NiSource	108,900	2,305,413
Total Common Stocks
(cost $323,400,336)		343,740,542

	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
4.58%, 9/14/06
(cost $100,000)	100,000	100,000

Other Investment--.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,823,000)	1,823,000 c	1,823,000

Investment of Cash Collateral
for Securities Loaned--3.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $10,142,802)	10,142,802 c	10,142,802

Total Investments (cost $335,466,138)	103.0%	355,806,344
Liabilities, Less Cash and Receivables	(3.0%)	(10,249,810)
Net Assets	100.0%	345,556,534

ADR - American Depository Receipts
a All or a portion of these securities are on loan. At August 31, 2006, the total market value of the fund's securities on loan is $9,488,558 and the total market value of the collateral held by the fund is $10,142,802.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)